STATEMENTS OF OPERATIONS (FY) - USD ($)	3 Months Ended								6 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2020		Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018		Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019
Operating expenses
Operating costs	$ 414,612				$ 114,179				$ 64,637		$ 924,742		$ 351,396		$ 439,017
Franchise tax expense	50,000				50,000				54,000		158,794		207,540		257,540
Loss from operations	(464,612)				(164,179)				(118,637)		(1,083,536)		(558,936)		(696,557)
Other Income - dividends and interest	39,434				1,179,253				539,275		832,809		3,710,334		4,638,361
(Loss) income before provision for income tax	(425,178)				1,015,074				420,638		(250,727)		3,151,398		3,941,804
Provision for income tax	(192,727)				(199,916)				(113,000)		(420,868)		(703,055)		(1,068,915)
Net (loss) income	$ (617,905)		$ (418,925)	$ 365,235	$ 815,158		$ 842,931	$ 790,254	$ 307,638		$ (671,595)		$ 2,448,343		$ 2,872,889
Weighted average number of common shares outstanding, basic and diluted (in shares)	6,816,278	[1]			6,699,373	[1]			5,338,303	[2]	6,753,460	[1]	6,695,791	[1]	6,695,864	[2]
Basic and diluted net loss per share (in dollars per share)	$ (0.09)	[3]			$ (0.01)	[3]			$ (0.01)	[4]	$ (0.13)	[3]	$ (0.04)	[3]	$ (0.05)	[4]

[1]	Excludes an aggregate of 13,471,011 and 20,866,262 shares subject to possible redemption as of September 30, 2020 and 2019, respectively.
[2]	Excludes an aggregate of 20,846,454 and 20,869,316 shares subject to possible redemption as of December 31, 2019 and December 31, 2018, respectively.
[3]	Excludes income of $0, $228,483, $879,363, and $2,703,586 attributable to common stock subject to possible redemption for the Three and Nine Months Ended September 30, 2020 and 2019, respectively (see Note 2).
[4]	Excludes income of $3,185,186 and $353,013 attributable to common stock subject to possible redemption for the Year Ended December 31, 2019 and the Period from June 18, 2018 (inception) through December 31, 2018, respectively (see Note 2).